Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories consist of the following:

	April 30,	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Raw materials	35,519	30,971	27,607	28,298
Work in progress	60,241	38,904	52,443	40,658
Finished goods	32,627	27,592	27,008	27,074
	128,387	97,467	107,058	96,030

The Company made allowances of HK$6,920, HK$4,108, HK$7,037 and HK$7,391 against the cost of inventories during the year ended April 30, 2012, the 8-month period ended December 31, 2012 and the years ended December 31, 2013 and 2014, respectively, based on the assessment of the lower of cost or market.